Income Tax - Schedule of Income Tax Expense (Benefit) Components (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current tax expense/(benefit)
Federal
Foreign
State			1	1	1	1
Deferred tax expense/(benefit)
Federal
Foreign
State
Total tax expense/(benefit)			$ 1	$ 1	$ 1	$ 1